Shareholder Report, Average Annual Return (Details) 197670_RMB Fund_Class A_TSR Annual {Class A}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class A (with sales charge)
Average Annual Return, Percent	[1]	6.86%	8.23%	11.03%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Fund Class A (without sales charge)
Average Annual Return, Percent	[1]	12.49%	9.35%	11.60%
S&P 500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index Total Return
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index Total Return
Average Annual Return, Percent		17.15%	13.15%	14.29%

[1]
†	Class A shares incur a maximum initial sales charge of 5.00%.